Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2024 and 2023 consist of the following:

	December 31,
	2024	2023
Trade accounts payable	856,558	659,442
Accrued expenses	873,750	1,081,173
Total	1,730,308	1,740,615